Provisions and other non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Provisions and other non-financial liabilities
Schedule of provisions

18.1Types of provisions

	As of December 31, 2022			As of December 31, 2021
Types of provisions	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provision for legal complaints (1)	52,106	1,603	53,709	48,518	1,223	49,741
Provision for dismantling, restoration and rehabilitation cost (2)	—	53,995	53,995	—	58,592	58,592
Other provisions (3)	1,251,040	2,455	1,253,495	269,148	1,223	270,371
Total	1,303,146	58,053	1,361,199	317,666	61,038	378,704
(1)	These provisions correspond to legal processes that are pending resolution or that have not yet been disbursed, these provisions are mainly related to litigation involving the subsidiaries located in Chile, Brazil and the United States (see note 20.1).
(2)	Sernageomin commitments for the restoration of the location of the production sites have been incorporated. This cost value is calculated at discounted present value, using flows associated with plans with an evaluation horizon that fluctuates between 8 and 25 years for potassium-lithium operations and 11 to 22 years for nitrate-iodine operations. The rates used to discount future cash flows are based on market rates for the aforementioned terms
(3)	See Note 18.2.

Schedule of other current and noncurrent provision

18.2 Description of other provisions

	As of	As of
	December 31,	December 31,
Current provisions, other short-term provisions	2022	2021
	ThUS$	ThUS$
Rent under Lease contract (1)	1,189,326	260,889
Provision for additional tax related to foreign loans	1,085	1,027
End of agreement bonus	35,819	2,792
Directors’ per diem allowance	4,250	3,938
Miscellaneous provisions	20,560	502
Total	1,251,040	269,148
(1)	Payment Obligations for the lease contract with Corfo: These correspond to obligations assumed in the Lease Agreement. Our subsidiary SQM Salar holds exclusive rights to exploit the mineral resources in an area covering approximately 140,000 hectares of land in the Salar de Atacama in northern Chile, of which SQM Salar is only entitled to exploit the mineral resources in 81,920 hectares. These rights are owned by Corfo and leased to SQM Salar pursuant to the Lease Agreement. Corfo cannot unilaterally amend the Lease Agreement and the Project Agreement, and the rights to exploit the resources cannot be transferred. The Lease Agreement establishes that SQM Salar is responsible for making quarterly lease payments to Corfo according to specified percentages of the value of production of minerals extracted from the Salar de Atacama brines, maintaining Corfo’s rights over the Mining Exploitation Concessions and making annual payments to the Chilean government for such concession rights. The Lease Agreement was entered into in 1993 and expires on December 31, 2030. On January 17, 2018, SQM and Corfo reached an agreement to end an arbitration process directed by the arbitrator, Mr. Héctor Humeres Noguer, in case 1954-2014 of the Arbitration and Mediation Center of Santiago Chamber of Commerce and other cases related to it.

Schedule of other provisions

		Provision for
		dismantling,
Description of items that gave rise to variations		restoration and
as of December 31, 2022	Legal complaints	rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	49,741	58,592	270,371	378,704
Changes
Additional provisions	3,981	7,085	3,045,758	3,056,824
Provision used	—	—	(2,060,321)	(2,060,321)
Increase(decrease) in foreign currency exchange	(1)	(35)	4	(32)
Others	(12)	(11,647)	(2,317)	(13,976)
Total Increase (decreases)	3,968	(4,597)	983,124	982,495
Total	53,709	53,995	1,253,495	1,361,199

		Provision for
		dismantling,
Description of items that gave rise to variations		restoration and
as of December 31, 2021	Legal complaints	rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	10,165	61,265	95,353	166,783
Changes
Additional provisions	48,012	7,302	232,254	287,568
Provision used	(8,399)	—	(56,959)	(65,358)
Increase(decrease) in foreign currency exchange	(37)	—	(35)	(72)
Others	—	(9,975)	(242)	(10,217)
Total Increase (decreases)	39,576	(2,673)	175,018	211,921
Total	49,741	58,592	270,371	378,704

		Provision for
		dismantling,
Description of items that gave rise to variations		restoration and
as of December 31, 2020	Legal complaints	rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Total provisions, initial balance	14,924	33,238	97,093	145,255
Changes
Additional provisions	62,922	30,974	60,685	154,581
Provision used	(67,685)	—	(59,939)	(127,624)
Increase(decrease) in foreign currency exchange	4	—	(2,486)	(2,482)
Others	—	(2,947)	—	(2,947)
Total Increase (decreases)	(4,759)	28,027	(1,740)	21,528
Total	10,165	61,265	95,353	166,783

Schedule of other non-financial liabilities, current

18.4 Other non-financial liabilities, Current

	As of	As of
	December 31,	December 31,
Description of other liabilities	2022	2021
	ThUS$	ThUS$
Tax withholdings	46,518	21,546
VAT payable	43,439	26,111
Guarantees received	743	746
Accrual for dividend	7,370	34,184
Monthly tax provisional payments	289,326	23,319
Deferred income	19,341	5,605
Withholdings from employees and salaries payable	7,242	5,587
Accrued vacations (1)	29,642	23,467
Other current liabilities	2,856	1,109
Total	446,477	141,674

(1) Vacation benefit (short-term benefits to employees, current) is in line with the provisions established in Chile’s Labor Code, which indicates that employees with more than a year of service will be entitled to annual vacation for a period of at least fifteen paid business days. The Company provides the benefit of two additional vacation days